Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Deferred tax liabilities
Intangibles	$ (25,055)	$ (26,585)
Property and equipment	(52,082)	(52,184)
Total deferred tax liabilities	(77,137)	(78,769)
Deferred tax assets:
Net operating loss carry forward	21,675	26,088
Other	14,276	12,691
Total deferred tax assets	35,951	38,779
Valuation allowance	(337)	(337)
Net deferred tax assets	35,614	38,442
Net deferred tax liabilities	$ (41,523)	$ (40,327)